Bank Loan Core Fund
Portfolio of Investments
March 31, 2022 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—78.8%
		Aerospace/Defense—0.7%
$ 6,804,788		Peraton Corp., Term Loan B–1st Lien, 4.500% (1-month LIBOR +3.750%), 2/1/2028	$ 6,770,763
2,566,299		TransDigm, Inc., 2020 Term Loan E–1st Lien, 2.707% (1-month LIBOR +2.250%), 5/30/2025	2,524,597
3,647,097		TransDigm, Inc., 2020 Term Loan F–1st Lien, 2.707% (1-month LIBOR +2.250%), 12/9/2025	3,590,677
		TOTAL	12,886,037
		Airlines—0.3%
5,000,000		AAdvantage Loyalty IP Ltd., 2021 Term Loan–1st Lien, 5.500% (3-month LIBOR +4.750%), 4/20/2028	5,075,000
		Automotive—1.0%
1,985,000		Adient US, LLC, 2021 Term Loan B–1st Lien, 3.707% (1-month LIBOR +3.250%), 4/10/2028	1,957,706
7,325,349		Clarios Global LP, 2021 Term Loan B–1st Lien, 3.707% (1-month LIBOR +3.250%), 4/30/2026	7,244,770
800,000		DexKo Global, Inc., 2021 Delayed Draw Term Loan, 4.717% (3-month LIBOR +3.750%), 10/4/2028	785,668
4,200,000		DexKo Global, Inc., 2021 Term Loan B, 4.717% (3-month LIBOR +3.750%), 10/4/2028	4,124,757
2,871,401		TI Group Automotive Systems, LLC, 2021 Term Loan–1st Lien, 4.256% (3-month LIBOR +3.250%), 12/16/2026	2,846,276
1,975,000		Truck Hero, Inc., 2021 Term Loan B–1st Lien, 4.000% (1-month LIBOR +3.250%), 1/31/2028	1,918,841
		TOTAL	18,878,018
		Building Materials—2.3%
1,462,500		American Builders & Contractors Supply Co., Inc., 2019 Term Loan–1st Lien, 2.457% (1-month LIBOR +2.000%), 1/15/2027	1,446,507
6,744,340		Cornerstone Building Brands, Inc., 2021 Term Loan B–1st Lien, 3.750% (3-month LIBOR +3.250%), 4/12/2028	6,544,809
6,930,917		CP Atlas Buyer, Inc., 2021 Term Loan B–1st Lien, 4.250% (1-month LIBOR +3.750%), 11/23/2027	6,748,980
857,143	[2]	DiversiTech Holdings, Inc., 2021 Delayed Draw Term Loan, TBD (unfunded), 12/22/2028	847,097
4,142,857		DiversiTech Holdings, Inc., 2021 Term Loan–1st Lien, 4.756% (3-month LIBOR +3.750%), 12/22/2028	4,094,303
4,000,000		DiversiTech Holdings, Inc., 2021 Term Loan–2nd Lien, 7.560% (3-month LIBOR +6.750%), 12/21/2029	3,930,000
6,947,500		Foundation Building Materials Holding Co., LLC, 2021 Term Loan–1st Lien, 3.750% (3-month LIBOR +3.250%), 2/3/2028	6,836,340
333,333	[2]	IPS Corp., 2021 Delayed Draw Term Loan–1st Lien, TBD (unfunded), 10/2/2028	326,460
1,666,667		IPS Corp., 2021 Term Loan–1st Lien, 4.000% (1-month LIBOR +3.500%), 10/2/2028	1,632,300
2,487,500		SRS Distribution, Inc., 2021 Term Loan B–1st Lien, 4.000%–4.019% (3-month LIBOR +3.500%), 6/2/2028	2,460,560
1,000,000		SRS Distribution, Inc., 2022 Incremental Term Loan–1st Lien, 4.000% (SOFR +3.500%), 6/2/2028	989,375
1,594,375		Standard Industries, Inc., 2021 Term Loan B, 3.788% (6-month LIBOR +2.500%), 9/22/2028	1,592,781
3,950,000		White Cap Buyer, LLC, Term Loan B–1st Lien, 6.250% (PRIME +3.000%), 10/19/2027	3,914,608
		TOTAL	41,364,120
		Cable Satellite—2.7%
3,791,626		Altice France S.A., Term Loan B12–1st Lien, 3.927% (3-month LIBOR +3.680%), 1/31/2026	3,716,400
1,845,231		Charter Communications Operating, LLC, 2019 Term Loan B2–1st Lien, 2.210% (1-month LIBOR +1.750%), 2/1/2027	1,832,296
1,875,234		CSC Holdings, LLC, 2017 Term Loan B1–1st Lien, 2.647% (1-month LIBOR +2.250%), 7/17/2025	1,849,459
3,860,404		CSC Holdings, LLC, 2018 Incremental Term Loan–1st Lien, 2.647% (3-month LIBOR +2.250%), 1/15/2026	3,812,149
1,941,625		CSC Holdings, LLC, 2019 Term Loan B5–1st Lien, 2.897% (1-month LIBOR +2.500%), 4/15/2027	1,911,530
7,640,000		DirecTV Financing, LLC, Term Loan–1st Lien, 5.750% (3-month LIBOR +5.000%), 8/2/2027	7,641,490
8,329		Intelsat Jackson Holdings S.A., 2017 Term Loan B3–1st Lien, 8.250% (PRIME +4.750%), 11/27/2023	8,207
12,275,000		Telenet Financing USD, LLC, 2020 Term Loan AR–1st Lien, 2.397% (3-month LIBOR +2.000%), 4/30/2028	12,020,723
5,000,000		UPC Financing Partnership, 2021 Term Loan AX–1st Lien, 3.397% (3-month LIBOR +3.000%), 1/31/2029	4,944,800
5,500,000		Virgin Media Bristol, LLC, Term Loan N–1st Lien, 2.897% (3-month LIBOR +2.500%), 1/31/2028	5,441,563
6,000,000		Ziggo Financing Partnership, Term Loan I–1st Lien, 2.897% (3-month LIBOR +2.500%), 4/30/2028	5,921,250
		TOTAL	49,099,867
		Chemicals—4.3%
5,955,000		Atotech B.V., 2021 Term Loan B–1st Lien, 3.000% (1-month LIBOR +2.500%), 3/18/2028	5,896,194
6,847,849		Element Solutions, Inc., 2019 Term Loan B1–1st Lien, 2.457% (1-month LIBOR +2.000%), 1/31/2026	6,808,748

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$ 1,181,339		H.B. Fuller Co., 2017 Term Loan B–1st Lien, 2.449% (1-month LIBOR +2.000%), 10/20/2024	$ 1,179,036
3,759,624		Illuminate Buyer, LLC, 2021 Term Loan–1st Lien, 3.957% (1-month LIBOR +3.500%), 6/30/2027	3,642,155
5,985,000		Illuminate Merger Sub Corp., Term Loan, 4.506% (3-month LIBOR +3.500%), 7/21/2028	5,801,171
8,000,000		Illuminate Merger Sub Corp., Term Loan–2nd Lien, 7.756% (3-month LIBOR +6.750%), 7/23/2029	7,763,320
2,977,500		INEOS Styrolution US Holding, LLC, 2021 Term Loan B, 3.250% (1-month LIBOR +2.750%), 1/29/2026	2,930,232
11,189,456		Lonza Group AG, Term Loan B, 5.006% (6-month LIBOR +4.000%), 7/3/2028	10,937,693
3,351,628		Messer Industries GmbH, 2018 Term Loan–1st Lien, 3.506% (3-month LIBOR +2.500%), 3/2/2026	3,313,452
4,987,500		Olympus Water US Holding Corp., 2021 Term Loan B–1st Lien, 4.746% (3-month LIBOR +3.750%), 11/9/2028	4,867,501
5,938,363		Polar US Borrower, LLC, 2018 Term Loan–1st Lien, 4.854%–7.250% (1-month LIBOR +4.750%, 3-month LIBOR +4.750%, PRIME +3.750%), 10/15/2025	5,775,058
6,930,000		Potters Industries, LLC, Term Loan B–1st Lien, 5.006% (3-month LIBOR +4.000%), 12/14/2027	6,918,462
992,500		PQ Corp., 2021 Term Loan B–1st Lien, 3.000% (3-month LIBOR +2.500%), 6/9/2028	982,575
4,000,000		Sparta U.S. HoldCo, LLC, 2021 Term Loan–1st Lien, 4.250% (1-month LIBOR +3.500%), 8/2/2028	3,960,000
3,709,320		Starfruit Finco B.V, 2018 Term Loan B–1st Lien, 4.006% (3-month LIBOR +3.000%), 10/1/2025	3,661,414
4,975,000		W.R. Grace & Co.-Conn., 2021 Term Loan B–1st Lien, 4.813% (3-month LIBOR +3.750%), 9/22/2028	4,947,787
		TOTAL	79,384,798
		Consumer Cyclical Services—3.4%
13,812,812		Allied Universal Holdco, LLC, 2021 Incremental Term Loan B–1st Lien, 4.250% (1-month LIBOR +3.750%), 5/12/2028	13,619,157
6,849,684		AP Core Holdings II, LLC, Amortization Term Loan B1, 6.250% (1-month LIBOR +5.500%), 9/1/2027	6,828,278
6,750,000		AP Core Holdings II, LLC, High-Yield Term Loan B2, 6.250% (1-month LIBOR +5.500%), 9/1/2027	6,733,125
5,900,000	[2]	Century Casinos, Inc., 2022 Term Loan, TBD, 3/23/2029	5,863,125
6,779,077		Core & Main LP, 2021 Term Loan B–1st Lien, 2.947% (1-month LIBOR +2.500%), 7/27/2028	6,736,708
3,496,523		Garda World Security Corp., 2021 Term Loan B–1st Lien, 4.710% (1-month LIBOR +4.250%), 10/30/2026	3,462,816
3,000,000		Garda World Security Corp., 2022 Term Loan B–1st Lien, 4.567% (1-month SOFR CME +4.250%), 2/1/2029	2,977,500
3,990,000		Jack Ohio Finance, LLC, Term Loan–1st Lien, 5.500% (1-month LIBOR +4.750%), 10/4/2028	3,950,100
8,955,000		Signal Parent, Inc., Term Loan B–1st Lien, 4.250% (1-month LIBOR +3.500%), 4/3/2028	8,067,918
3,990,000		U.S. Anesthesia Partners, Inc., 2021 Term Loan–1st Lien, 4.750% (6-month LIBOR +4.250%), 10/1/2028	3,969,312
		TOTAL	62,208,039
		Consumer Products—1.7%
4,878,068		BCPE Empire Holdings, Inc., 2019 Term Loan B–1st Lien, 4.457% (1-month LIBOR +4.000%), 6/11/2026	4,819,141
3,960,000		CNT Holdings I Corp, 2020 Term Loan–1st Lien, 4.250% (3-month LIBOR +3.500%), 11/8/2027	3,943,903
1,500,000		CNT Holdings I Corp, 2020 Term Loan–2nd Lien, 7.500% (3-month LIBOR +6.750%), 11/6/2028	1,503,128
7,980,000		Diamond (BC) B.V., 2021 Term Loan B–1st Lien, 3.250% (1-month LIBOR +2.750%), 9/29/2028	7,838,355
3,960,000		Energizer Holdings, Inc., 2020 Term Loan, 2.750% (1-month LIBOR +2.250%), 12/22/2027	3,900,600
634,003		New Constellis Borrower, LLC, 2020 PIK Term Loan–2nd Lien, 12.000% (1-month LIBOR +11.000%), 3/27/2025	298,416
4,937,500		Sunshine Luxembourg VII S.a.r.l., 2021 Term Loan B3–1st Lien, 4.756% (3-month LIBOR +3.750%), 10/1/2026	4,912,047
1,850,000		Welbilt, Inc., 2018 Term Loan B–1st Lien, 2.957% (1-month LIBOR +2.500%), 10/23/2025	1,839,020
2,481,250		WOOF Holdings, Inc., Term Loan–1st Lien, 4.678% (3-month LIBOR +3.750%), 12/21/2027	2,465,742
500,000		WOOF Holdings, Inc., Term Loan–2nd Lien, 8.178% (3-month LIBOR +7.250%), 12/21/2028	495,625
		TOTAL	32,015,977
		Diversified—0.3%
3,000,000		Pre-Paid Legal Services, Inc., 2021 Term Loan–1st Lien, 4.250% (1-month LIBOR +3.750%), 12/15/2028	2,967,810
3,000,000		Pre-Paid Legal Services, Inc., 2021 Term Loan–2nd Lien, 7.500% (3-month LIBOR +7.000%), 12/14/2029	2,966,250
		TOTAL	5,934,060
		Diversified Manufacturing—1.5%
12,410,123		Dynacast International, LLC, 2021 First Out Term Loan, 5.500% (3-month LIBOR +4.500%), 7/22/2025	12,394,610
2,000,000	[2]	Entegris, Inc., 2022 Term Loan B, TBD, 3/2/2029	1,997,920
1,975,469		Gardner Denver, Inc., 2020 Term Loan B2–1st Lien, 2.207% (1-month LIBOR +1.750%), 3/1/2027	1,946,094
3,352,260		Gates Global, LLC, 2021 Term Loan B3–1st Lien, 3.250% (1-month LIBOR +2.500%), 3/31/2027	3,313,089
980,000		Ingersoll-Rand Services Co., 2020 Spinco Term Loan–1st Lien, 2.207% (1-month LIBOR +1.750%), 3/1/2027	965,427

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Diversified Manufacturing—continued
$ 2,784,451		Titan Acquisition Ltd., 2018 Term Loan B–1st Lien, 4.006% (3-month LIBOR +3.000%), 3/28/2025	$ 2,730,266
4,937,500		Watlow Electric Manufacturing Co., Term Loan B–1st Lien, 4.250% (3-month LIBOR +3.750%), 3/2/2028	4,888,915
		TOTAL	28,236,321
		Financial Institutions—0.9%
10,077,790		Sedgwick Claims Management Services, Inc., 2018 Term Loan B–1st Lien, 3.707% (1-month LIBOR +3.250%), 12/31/2025	9,991,424
3,880,000		Sedgwick Claims Management Services, Inc., 2019 Term Loan B–1st Lien, 4.207% (1-month LIBOR +3.750%), 9/3/2026	3,860,600
2,902,929		Sedgwick Claims Management Services, Inc., 2020 Term Loan B3–1st Lien, 5.250% (1-month LIBOR +4.250%), 9/3/2026	2,891,317
		TOTAL	16,743,341
		Food & Beverage—0.6%
1,865,000		Aramark Services, Inc., 2019 Term Loan B4–1st Lien, 2.207% (1-month LIBOR +1.750%), 1/15/2027	1,833,146
4,975,000		City Brewing Co., LLC, Closing Date Term Loan–1st Lien, 4.250% (3-month LIBOR +3.500%), 4/5/2028	4,577,000
858,788		Reynolds Consumer Products, LLC, Term Loan–1st Lien, 2.207% (1-month LIBOR +1.750%), 2/4/2027	846,520
3,000,000		US Foods, Inc., 2021 Term Loan B–1st Lien, 3.258% (3-month LIBOR +2.750%), 11/22/2028	2,972,700
		TOTAL	10,229,366
		Gaming—2.6%
3,290,129		Caesars Resort Collection, LLC, 2017 Term Loan B–1st Lien, 3.207% (1-month LIBOR +2.750%), 12/23/2024	3,277,330
4,925,000		Caesars Resort Collection, LLC, 2020 Term Loan B1–1st Lien, 3.957% (1-month LIBOR +3.500%), 7/21/2025	4,915,150
2,970,000		Churchill Downs, Inc., 2021 Incremental Term Loan B1–1st Lien, 2.460% (1-month LIBOR +2.000%), 3/17/2028	2,937,835
3,013,170		Golden Entertainment, Inc., 2017 Term Loan–1st Lien, 3.750% (1-month LIBOR +3.000%), 10/21/2024	2,986,804
7,840,600		J&J Ventures Gaming, LLC, Term Loan–1st Lien, 4.750% (1-month LIBOR +4.000%), 4/26/2028	7,796,497
4,568,382		Penn National Gaming, Inc., 2018 Term Loan B–1st Lien, 3.000% (1-month LIBOR +2.250%), 10/15/2025	4,548,875
5,240,625		Raptor Acquisition Corp., 2021 Term Loan, 4.934% (3-month LIBOR +4.000%), 11/1/2026	5,222,624
12,000,000	[2]	Scientific Games Holdings LP, 2022 Term Loan B, TBD, 2/4/2029	11,907,840
2,977,500		Stars Group Holdings B.V., 2018 Incremental Term Loan–1st Lien, 3.256% (3-month LIBOR +2.250%), 7/21/2026	2,957,030
1,697,923		Station Casinos, LLC, 2020 Term Loan B–1st Lien, 2.710% (1-month LIBOR +2.250%), 2/8/2027	1,677,879
		TOTAL	48,227,864
		Health Care—12.9%
1,990,000		AHP Health Partners, Inc., 2021 Term Loan B–1st Lien, 4.000% (1-month LIBOR +3.500%), 8/24/2028	1,975,075
724,638	[2]	Athenahealth, Inc., 2022 Delayed Draw Term Loan–1st Lien, TBD, 2/15/2029	718,297
4,275,362		Athenahealth, Inc., 2022 Term Loan B–1st Lien, 4.000% (SOFR +3.500%), 2/15/2029	4,237,953
4,975,000		Avantor Funding, Inc., 2021 Term Loan B5–1st Lien, 2.750% (1-month LIBOR +2.250%), 11/8/2027	4,943,906
8,000,000		Aveanna Healthcare, LLC, 2021 Term Loan–2nd Lien, 7.500% (1-month LIBOR +7.000%), 12/10/2029	7,660,000
2,865,000		Carestream Dental Equipment, Inc., 2017 Term Loan–1st Lien, 4.256% (3-month LIBOR +3.250%), 9/1/2024	2,771,888
2,992,500		Carestream Dental Equipment, Inc., 2021 Term Loan–1st Lien, 5.000% (1-month LIBOR +4.500%), 9/1/2024	2,977,538
5,000,000		Carestream Dental Equipment, Inc., 2021 Term Loan–2nd Lien, 9.006% (3-month LIBOR +8.000%), 9/1/2025	4,950,000
8,096,767		Carestream Health, Inc., 2020 Extended PIK Term Loan–2nd Lien, 13.506% (5.506% Cash 3-month LIBOR +4.500%, 8.000% PIK), 8/8/2023	7,489,510
1,165,784		Carestream Health, Inc., 2020 Extended Term Loan–1st Lien, 7.756% (3-month LIBOR +6.750%), 5/8/2023	1,154,126
7,333,589		Curia Global, Inc., 2021 Term Loan–1st Lien, 4.500% (3-month LIBOR +3.750%), 8/30/2026	7,281,850
4,831,910		Curium BidCo S.a.r.l., 2020 Term Loan–1st Lien, 5.000% (3-month LIBOR +4.250%), 12/2/2027	4,795,694
2,000,000		Curium BidCo S.a.r.l., 2020 Term Loan–2nd Lien, 8.756% (3-month LIBOR +7.750%), 10/27/2029	1,982,500
4,000,000	[2]	Dermatology Intermediate Holdings III, Inc., Term Loan, TBD, 3/23/2029	3,960,000
6,611,674		Elanco Animal Health, Inc., Term Loan B–1st Lien, 1.981% (1-month LIBOR +1.750%), 8/1/2027	6,518,185
1,652,174	[2]	Embecta Corp., Term Loan B, TBD, 1/27/2029	1,632,852
15,592,956		Endo Luxembourg Finance Co. I S.a.r.l., 2021 Term Loan–1st Lien, 5.750% (1-month LIBOR +5.000%), 3/27/2028	14,649,271
8,702,589		Envision Healthcare Corp., 2018 Term Loan–1st Lien, 4.207% (1-month LIBOR +3.750%), 10/10/2025	5,816,245
11,679,737		Exactech, Inc., 2018 Term Loan B–1st Lien, 4.750% (2-month LIBOR +3.750%), 2/14/2025	11,222,242
5,340,171		Global Medical Response, Inc., 2017 Incremental Term Loan–1st Lien, 5.250% (6-month LIBOR +4.250%), 3/14/2025	5,316,327
9,875,000		Global Medical Response, Inc., 2020 Term Loan B–1st Lien, 5.250% (3-month LIBOR +4.250%), 10/2/2025	9,824,094
1,250,000		ICU Medical, Inc., Term Loan B, 3.000% (SOFR +2.500%), 1/8/2029	1,247,069

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$ 1,488,230		IQVIA, Inc., 2017 Term Loan B1–1st Lien, 2.207% (1-month LIBOR +1.750%), 3/7/2024	$ 1,479,859
893,653		IQVIA, Inc., 2017 Term Loan B2–1st Lien, 2.207% (1-month LIBOR +1.750%), 1/17/2025	889,184
2,264,446		IQVIA, Inc., 2018 Term Loan B3–1st Lien, 2.756% (3-month LIBOR +1.750%), 6/11/2025	2,254,822
2,000,000		MDVIP, Inc., 2021 Term Loan–1st Lien, 4.250% (1-month LIBOR +3.750%), 10/16/2028	1,981,250
1,000,000		MDVIP, Inc., 2021 Term Loan–2nd Lien, 7.000% (1-month LIBOR +6.500%), 10/15/2029	1,000,000
3,500,000		MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan–1st Lien, 4.500% (3-month LIBOR +4.000%), 12/18/2028	3,470,460
3,000,000		MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan–2nd Lien, 7.250% (3-month LIBOR +6.750%), 12/17/2029	2,964,000
7,000,000		Medline Borrower, LP, Term Loan B–1st Lien, 3.750% (1-month LIBOR +3.250%), 10/23/2028	6,938,295
3,822,393		MH Sub I, LLC, 2017 Term Loan–1st Lien, 3.957% (1-month LIBOR +3.500%), 9/13/2024	3,782,048
13,086,949		MH Sub I, LLC, 2020 Incremental Term Loan–1st Lien, 4.750% (1-month LIBOR +3.750%), 9/13/2024	12,965,437
6,750,000		MH Sub I, LLC, 2021 Term Loan–2nd Lien, 6.707% (1-month LIBOR +6.250%), 2/23/2029	6,703,594
4,975,000		MPH Acquisition Holdings, LLC, 2021 Term Loan B–1st Lien, 4.758% (3-month LIBOR +4.250%), 9/1/2028	4,845,352
10,785,713		National Mentor Holdings, Inc., 2021 Term Loan–1st Lien, 4.500% (1-month LIBOR +3.750%), 3/2/2028	10,463,597
2,000,000		National Mentor Holdings, Inc., 2021 Term Loan–2nd Lien, 8.260% (3-month LIBOR +7.250%), 3/2/2029	1,940,000
262,391		National Mentor Holdings, Inc., 2021 Term Loan C–1st Lien, 4.760% (3-month LIBOR +3.750%), 3/2/2028	254,554
2,962,279		Navicure, Inc., 2019 Term Loan B–1st Lien, 4.457% (1-month LIBOR +4.000%), 10/22/2026	2,958,576
2,488,756		Ortho-Clinical Diagnostics SA, 2018 Term Loan B–1st Lien, 3.235% (1-month LIBOR +3.000%), 6/30/2025	2,483,119
2,970,000		Packaging Coordinators Midco, Inc., 2020 Term Loan–1st Lien, 4.756% (3-month LIBOR +3.750%), 11/30/2027	2,958,239
10,000,000		Parexel International Corp., 2021 Term Loan–1st Lien, 4.000% (1-month LIBOR +3.500%), 11/15/2028	9,939,300
3,473,750		Pluto Acquisition I, Inc., 2021 Term Loan–1st Lien, 4.508% (3-month LIBOR +4.000%), 6/22/2026	3,430,328
4,952,575		Press Ganey Holdings, Inc., 2021 Term Loan B–1st Lien, 4.500% (3-month LIBOR +3.750%), 7/24/2026	4,921,621
4,000,000	[2]	Press Ganey Holdings, Inc., 2022 Incremental Term Loan–1st Lien, TBD, 7/24/2026	3,967,500
4,962,500		Radnet Management, Inc., 2021 Term Loan–1st Lien, 3.750% (3-month LIBOR +3.000%), 4/21/2028	4,903,570
6,345,456		RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B–1st Lien, 4.197% (1-month LIBOR +3.750%), 11/16/2025	6,318,012
997,500		Signify Health, LLC, 2021 Term Loan B–1st Lien, 4.256% (3-month LIBOR +3.250%), 6/22/2028	984,533
4,750,000		Sotera Health Holdings, LLC, 2021 Term Loan–1st Lien, 3.250% (3-month LIBOR +2.750%), 12/11/2026	4,700,505
12,856,379		Team Health Holdings, Inc., Term Loan–1st Lien, 6.250% (1-month LIBOR +5.250%), 2/6/2024	12,266,335
1,701,875		Vizient, Inc., 2020 Term Loan B6–1st Lien, 2.449% (1-month LIBOR +2.000%), 5/6/2026	1,683,793
		TOTAL	236,572,505
		Independent Energy—0.7%
7,750,000		Ascent Resources Utica Holdings, LLC, 2020 Fixed Term Loan–2nd Lien, 10.000% (3-month LIBOR +9.000%), 11/1/2025	8,311,875
4,975,000		Southwestern Energy Co., 2021 Term Loan–1st Lien, 3.301% (SOFR +2.500%), 6/22/2027	4,971,891
		TOTAL	13,283,766
		Industrial - Other—3.0%
2,955,094		Alchemy Copyrights, LLC, Term Loan B–1st Lien, 3.500% (1-month LIBOR +3.000%), 3/10/2028	2,951,400
4,444,673		EXC Holdings III Corp., 2017 Term Loan–1st Lien, 4.506% (3-month LIBOR +3.500%), 12/2/2024	4,428,005
5,638,082		EXC Holdings III Corp., 2017 Term Loan–2nd Lien, 8.500% (3-month LIBOR +7.500%), 12/1/2025	5,621,647
6,282,701		Filtration Group Corp., 2018 Term Loan–1st Lien, 3.457% (1-month LIBOR +3.000%), 3/29/2025	6,201,875
4,975,000		Filtration Group Corp., 2021 Incremental Term Loan–1st Lien, 4.000% (1-month LIBOR +3.500%), 10/21/2028	4,934,056
4,962,584		Fluid-Flow Products, Inc., Term Loan–1st Lien, 4.250% (3-month LIBOR +3.750%), 3/31/2028	4,890,204
1,500,000		Fluid-Flow Products, Inc., Term Loan–2nd Lien, 7.756% (3-month LIBOR +6.750%), 3/16/2029	1,485,000
4,962,500		Madison IAQ, LLC, Term Loan–1st Lien, 4.524% (6-month LIBOR +3.250%), 6/21/2028	4,898,410
3,974,981		Resideo Funding, Inc., 2021 Term Loan–1st Lien, 2.750% (1-month LIBOR +2.250%, 3-month LIBOR +2.250%), 2/11/2028	3,923,644
6,750,000	[2]	SPX Flow, Inc., 2022 Term Loan, TBD, 3/18/2029	6,584,051
1,920,000		Vectra Co., Term Loan–1st Lien, 3.707% (1-month LIBOR +3.250%), 3/8/2025	1,831,200
1,561,650		Vectra Co., Term Loan–2nd Lien, 7.707% (1-month LIBOR +7.250%), 3/8/2026	1,504,392
5,917,930		Vertical US Newco, Inc., Term Loan B–1st Lien, 4.019% (1-month LIBOR +3.500%, 6-month LIBOR +3.500%), 7/30/2027	5,873,575
		TOTAL	55,127,459
		Insurance - P&C—4.4%
12,827,619		AmWINS Group, Inc., 2021 Term Loan B–1st Lien, 3.000% (1-month LIBOR +2.250%), 2/19/2028	12,635,205

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Insurance - P&C—continued
$ 4,659,221		AssuredPartners, Inc., 2020 Term Loan B–1st Lien, 3.957% (1-month LIBOR +3.500%), 2/12/2027	$ 4,609,134
6,917,528		AssuredPartners, Inc., 2021 Term Loan B–1st Lien, 4.000% (1-month LIBOR +3.500%), 2/12/2027	6,848,387
2,625,647		Asurion, LLC, 2018 Term Loan B6–1st Lien, 3.582% (1-month LIBOR +3.120%), 11/3/2023	2,613,504
4,797,694		Asurion, LLC, 2018 Term Loan B7–1st Lien, 3.457% (1-month LIBOR +3.000%), 11/3/2024	4,742,856
2,541,866		Asurion, LLC, 2020 Term Loan B8–1st Lien, 3.707% (1-month LIBOR +3.250%), 12/23/2026	2,490,495
5,750,000		Asurion, LLC, 2021 Term Loan B3–2nd Lien, 5.707% (1-month LIBOR +5.250%), 1/31/2028	5,646,500
7,000,000		Asurion, LLC, 2021 Term Loan B4–2nd Lien, 5.707% (1-month LIBOR +5.250%), 1/20/2029	6,853,455
3,960,000		Asurion, LLC, 2021 Term Loan B9–1st Lien, 3.707% (1-month LIBOR +3.250%), 7/31/2027	3,885,750
6,718,142		Hub International Ltd., 2018 Term Loan B–1st Lien, 3.267% (3-month LIBOR +3.000%), 4/25/2025	6,650,961
7,890,349		Hub International Ltd., 2021 Term Loan B–1st Lien, 4.000% (3-month LIBOR +3.250%), 4/25/2025	7,850,897
7,088,322		NFP Corp., 2020 Term Loan–1st Lien, 3.707% (1-month LIBOR +3.250%), 2/15/2027	6,973,172
4,912,500		Ryan Specialty Group, LLC, Term Loan–1st Lien, 3.750% (1-month LIBOR +3.000%), 9/1/2027	4,887,938
2,333,245		USI, Inc., 2017 Repriced Term Loan–1st Lien, 4.006% (3-month LIBOR +3.000%), 5/16/2024	2,320,949
2,437,561		USI, Inc., 2019 Incremental Term Loan B–1st Lien, 4.256% (3-month LIBOR +3.250%), 12/2/2026	2,422,826
		TOTAL	81,432,029
		Leisure—0.1%
1,903,076		AMC Entertainment Holdings, Inc., 2019 Term Loan B–1st Lien, 3.352% (1-month LIBOR +3.000%), 4/22/2026	1,703,329
		Lodging—0.8%
7,342,775		Aimbridge Acquisition Co., Inc., 2019 Term Loan B–1st Lien, 4.207% (1-month LIBOR +3.750%), 2/2/2026	7,213,139
2,844,457		Alterra Mountain Co., Term Loan B1–1st Lien, 3.207% (1-month LIBOR +2.750%), 7/31/2024	2,836,151
4,783,701		Four Seasons Hotels Ltd., New Term Loan–1st Lien, 2.457% (1-month LIBOR +2.000%), 11/30/2023	4,775,473
		TOTAL	14,824,763
		Media Entertainment—5.9%
3,000,000		AVSC Holding Corp., 2018 Term Loan–2nd Lien, 8.250% (3-month LIBOR +7.250%), 9/1/2025	2,565,000
3,854,708		AVSC Holding Corp., 2020 Term Loan B1–1st Lien, 4.250% (3-month LIBOR +3.250%), 3/3/2025	3,649,387
1,489,048		AVSC Holding Corp., 2020 Term Loan B2–1st Lien, 6.500% (Cash 5.500% 3-month LIBOR +4.500%, 1.000% PIK), 10/15/2026	1,423,902
9,833,875		Clear Channel Outdoor Holdings, Inc., Term Loan B–1st Lien, 3.799% (3-month LIBOR +3.500%), 8/21/2026	9,683,318
5,367,087		CMG Media Corp., 2021 Term Loan–1st Lien, 3.957% (1-month LIBOR +3.500%), 12/17/2026	5,292,431
7,195,518		Comet Bidco Ltd., 2018 Term Loan B–1st Lien, 6.000% (6-month LIBOR +5.000%), 9/30/2024	6,763,787
3,149,162		Cumulus Media New Holdings, Inc., Term Loan B–1st Lien, 4.750% (6-month LIBOR +3.750%), 3/31/2026	3,139,321
955,000		E.W. Scripps Co. (The), 2018 Term Loan B–1st Lien, 2.449% (1-month LIBOR +2.000%), 10/2/2024	945,092
4,987,500		E.W. Scripps Co. (The), 2020 Term Loan B3–1st Lien, 3.750% (1-month LIBOR +3.000%), 1/7/2028	4,963,336
6,523,756		Emerald Expositions Holding, Inc., 2017 Term Loan B–1st Lien, 2.957% (1-month LIBOR +2.500%), 5/22/2024	6,279,115
1,504,058		Entercom Media Corp., 2019 Term Loan–1st Lien, 2.947% (1-month LIBOR +2.500%), 11/18/2024	1,482,061
4,987,500		Gray Television, Inc., 2021 Term Loan D–1st Lien, 3.231% (1-month LIBOR +3.000%), 12/1/2028	4,968,348
10,712,612		iHeartCommunications, Inc., 2020 Incremental Term Loan–1st Lien, 3.750% (1-month LIBOR +3.250%), 5/1/2026	10,675,814
6,947,500		Magnite, Inc., Term Loan–1st Lien, 5.750%–5.810% (6-month LIBOR +5.000%), 4/28/2028	6,895,394
2,741,255		NEP Group, Inc., Incremental Term Loan B–1st Lien, 6.500% (PRIME +3.000%), 10/20/2025	2,719,544
8,285,284		NEP/NCP Holdco, Inc., 2018 Term Loan–1st Lien, 3.707% (1-month LIBOR +3.250%), 10/20/2025	8,154,791
4,500,000		NEP/NCP Holdco, Inc., 2018 Term Loan–2nd Lien, 7.457% (1-month LIBOR +7.000%), 10/19/2026	4,366,125
268,536		Nexstar Broadcasting, Inc., 2018 Term Loan B3–1st Lien, 2.707% (1-month LIBOR +2.250%), 1/17/2024	267,745
2,588,237		Nexstar Broadcasting, Inc., 2019 Term Loan B4–1st Lien, 2.731% (1-month LIBOR +2.500%), 9/18/2026	2,581,534
578,699		Nielsen Finance, LLC, Term Loan B4–1st Lien, 2.306% (1-month LIBOR +2.000%), 10/4/2023	578,971
526,866		Outfront Media Capital, LLC, 2019 Term Loan B–1st Lien, 2.207% (1-month LIBOR +1.750%), 11/18/2026	518,083
7,293,231		Recorded Books, Inc., 2021 Term Loan–1st Lien, 4.387% (1-month LIBOR +4.000%), 8/29/2025	7,250,712
4,950,000		Sinclair Television Group Inc., 2021 Term Loan B3–1st Lien, 3.460% (1-month LIBOR +3.000%), 4/1/2028	4,841,743
6,000,000		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 4.000% (1-month LIBOR +3.250%), 1/31/2029	5,949,990
1,855,239		WMG Acquisition Corp., 2021 Term Loan G–1st Lien, 2.582% (1-month LIBOR +2.125%), 1/20/2028	1,841,324
		TOTAL	107,796,868

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Metals & Mining—0.1%
$ 2,487,500		Grinding Media, Inc., 2021 Term Loan B–1st Lien, 4.796% (3-month LIBOR +4.000%), 10/12/2028	$ 2,470,398
		Midstream—0.1%
1,985,000		DT Midstream, Inc., Term Loan B–1st Lien, 2.500% (3-month LIBOR +2.000%, 6-month LIBOR +2.000%), 6/26/2028	1,984,722
		Oil Field Services—0.1%
843,373		Apergy Corp., 2018 Term Loan–1st Lien, 3.000% (1-month LIBOR +2.500%), 5/9/2025	838,895
		Other—0.4%
4,000,000		ABG Intermediate Holdings 2, LLC, 2021 Term Loan–2nd Lien, 6.801% (SOFR +6.000%), 12/20/2029	3,975,000
4,000,000	[2]	ABG Intermediate Holdings 2, LLC, 2021 Term Loan B1, 4.000% (SOFR +3.500%), 12/21/2028	3,945,000
		TOTAL	7,920,000
		Packaging—2.8%
166,667		Anchor Glass Container Corp., 2016 Term Loan–2nd Lien, 8.750% (3-month LIBOR +7.750%), 12/7/2024	68,792
237,000		Anchor Glass Container Corp., 2020 Incremental Term Loan–1st Lien, 6.006% (3-month LIBOR +5.000%), 12/7/2023	200,857
7,492,448		BWAY Holding Co., 2017 Term Loan B–1st Lien, 3.481% (1-month LIBOR +3.250%), 4/3/2024	7,402,688
12,369,988		Charter NEX US, Inc., 2021 Term Loan–1st Lien, 4.500% (1-month LIBOR +3.750%), 12/1/2027	12,317,786
9,750,000	[2]	Clydesdale Acquisition Holdings, Inc., Term Loan, TBD, 3/30/2029	9,603,750
4,839,319		Flex Acquisition Co., Inc., 2018 Incremental Term Loan–1st Lien, 3.214% (3-month LIBOR +3.000%), 6/29/2025	4,836,294
3,229,867		Flex Acquisition Co., Inc., 2021 Term Loan–1st Lien, 4.000% (3-month LIBOR +3.500%), 3/2/2028	3,227,090
2,955,000		Reynolds Group Holdings, Inc., 2020 Term Loan B2–1st Lien, 3.707% (1-month LIBOR +3.250%), 2/5/2026	2,886,060
5,221,558		Trident TPI Holdings, Inc., 2017 Term Loan B1–1st Lien, 4.256% (3-month LIBOR +3.250%), 10/17/2024	5,170,961
618,545		Trident TPI Holdings, Inc., 2021 Delayed Draw Term Loan–1st Lien, 4.500% (1-month LIBOR +4.000%) (partially unfunded), 9/15/2028	611,846
4,346,040		Trident TPI Holdings, Inc., 2021 Incremental Term Loan–1st Lien, 4.500% (1-month LIBOR +4.000%), 9/15/2028	4,298,973
		TOTAL	50,625,097
		Pharmaceuticals—2.6%
4,500,000	[2]	Bausch Health Cos,Inc., 2022 Term Loan B, TBD, 1/27/2027	4,463,798
10,236,248		ICON Luxembourg S.a.r.l., LUX Term Loan–1st Lien, 3.313% (3-month LIBOR +2.250%), 7/3/2028	10,201,087
2,550,368		ICON Luxembourg S.a.r.l., US Term Loan–1st Lien, 3.313% (3-month LIBOR +2.250%), 7/3/2028	2,541,607
7,940,000		Jazz Financing Lux S.a.r.l., Term Loan–1st Lien, 4.000% (1-month LIBOR +3.500%), 5/5/2028	7,920,666
3,960,449		Mallinckrodt International Finance S.A., 2018 Term Loan B–1st Lien, 6.250% (3-month LIBOR +5.500%), 2/24/2025	3,634,702
4,595,176		Mallinckrodt International Finance S.A., Term Loan B–1st Lien, 6.246% (3-month LIBOR +5.250%), 9/24/2024	4,222,415
5,785,000		Organon & Co, Term Loan–1st Lien, 3.563% (3-month LIBOR +3.000%), 6/2/2028	5,763,306
8,000,000		Sharp Midco, LLC, 2021 Term Loan B, 5.006% (3-month LIBOR +4.000%), 12/14/2028	7,970,000
		TOTAL	46,717,581
		Restaurant—0.6%
4,770,785		1011778 B.C. Unlimited Liability Co., Term Loan B4–1st Lien, 2.207% (1-month LIBOR +1.750%), 11/19/2026	4,676,848
6,912,500		IRB Holding Corp, 2022 Term Loan B–1st Lien, 3.750% (SOFR +3.000%), 12/15/2027	6,882,258
		TOTAL	11,559,106
		Retailers—0.8%
7,425,000		Academy, Ltd., 2021 Term Loan, 4.500% (1-month LIBOR +3.750%), 11/5/2027	7,387,912
4,950,000		Petco Health and Wellness Co., Inc., 2021 Term Loan B, 4.256% (3-month LIBOR +3.250%), 3/3/2028	4,910,672
2,487,500		PetSmart, Inc., 2021 Term Loan B–1st Lien, 4.500% (3-month LIBOR +3.750%), 2/11/2028	2,482,836
		TOTAL	14,781,420
		Services—1.9%
4,439,855		Da Vinci Purchaser Corp., 2019 Term Loan–1st Lien, 5.006% (3-month LIBOR +4.000%), 1/8/2027	4,430,598
5,337,578		Emerald TopCo, Inc., Term Loan–1st Lien, 3.799% (3-month LIBOR +3.500%), 7/24/2026	5,278,358
3,952,575		GT Polaris, Inc., 2021 Term Loan–1st Lien, 4.500% (3-month LIBOR +3.750%), 9/24/2027	3,923,030
5,970,000		RLG Holdings, LLC, 2021 Term Loan–1st Lien, 5.000% (1-month LIBOR +4.250%), 7/7/2028	5,932,687
4,000,000		RLG Holdings, LLC, 2021 Term Loan–2nd Lien, 8.250% (1-month LIBOR +7.500%), 7/6/2029	3,980,000
304,478	[2]	Service Logic Acquisition, Inc., Delayed Draw Term Loan–1st Lien, TBD (unfunded), 10/29/2027	301,940
3,670,031		Service Logic Acquisition, Inc., Term Loan–1st Lien, 4.750% (3-month LIBOR +4.000%), 10/29/2027	3,639,441

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Services—continued
$ 6,738,522		USIC Holdings, Inc., 2021 Term Loan–1st Lien, 4.250% (1-month LIBOR +3.500%), 5/12/2028	$ 6,682,559
1,000,000		USIC Holdings, Inc., 2021 Term Loan–2nd Lien, 7.250% (1-month LIBOR +6.500%), 5/14/2029	991,250
		TOTAL	35,159,863
		Technology—17.3%
5,000,000		Altar Bidco, Inc., 2021 Term Loan–1st Lien, 3.850% (SOFR +3.350%), 2/1/2029	4,942,975
5,000,000		Altar Bidco, Inc., 2021 Term Loan–2nd Lien, 6.100% (1-month LIBOR +5.600%), 2/1/2030	4,950,000
7,755,406		Applied Systems, Inc., 2017 Term Loan–1st Lien, 4.006% (3-month LIBOR +3.000%), 9/19/2024	7,714,225
6,483,750		AppLovin Corp., 2021 Term Loan B–1st Lien, 3.500% (1-month LIBOR +3.000%), 10/25/2028	6,441,476
4,975,000		Atlas Purchaser, Inc., 2021 Term Loan–1st Lien, 6.000% (3-month LIBOR +5.250%), 5/8/2028	4,844,406
1,000,000		Atlas Purchaser, Inc., 2021 Term Loan–2nd Lien, 9.750% (3-month LIBOR +9.000%), 5/7/2029	965,000
3,002,570		Banff Merger Sub, Inc., 2021 Term Loan–1st Lien, 4.207% (3-month LIBOR +3.750%), 10/2/2025	2,988,818
4,000,000		Banff Merger Sub, Inc., 2021 Term Loan–2nd Lien, 6.000% (1-month LIBOR +5.500%), 2/27/2026	3,975,000
5,000,000		Barracuda Networks, Inc., 2020 Term Loan–2nd Lien, 7.500% (3-month LIBOR +6.750%), 10/30/2028	4,993,750
3,873,512		Barracuda Networks, Inc., Term Loan–1st Lien, 4.733% (3-month LIBOR +3.750%), 2/12/2025	3,862,860
1,995,000		CCC Intelligent Solutions, Inc., Term Loan B–1st Lien, 3.256% (3-month LIBOR +2.250%), 9/21/2028	1,980,287
5,000,000		Cloudera, Inc., 2021 Term Loan–1st Lien, 4.250% (1-month LIBOR +3.750%), 10/8/2028	4,946,875
3,000,000		Cloudera, Inc., 2021 Term Loan–2nd Lien, 6.500% (1-month LIBOR +6.000%), 10/8/2029	2,962,500
2,992,500		ConnectWise, LLC, 2021 Term Loan B–1st Lien, 4.000% (1-month LIBOR +3.500%), 9/29/2028	2,976,789
4,975,000		CoreLogic, Inc., Term Loan–1st Lien, 4.000% (1-month LIBOR +3.500%), 6/2/2028	4,928,384
1,974,811		DCert Buyer, Inc., 2019 Term Loan B–1st Lien, 4.457% (1-month LIBOR +4.000%), 10/16/2026	1,963,426
2,000,000		DCert Buyer, Inc., 2021 Term Loan–2nd Lien, 7.457% (1-month LIBOR +7.000%), 2/16/2029	1,982,080
2,258,463		Diebold, Inc., 2017 Term Loan B–1st Lien, 3.063%–3.756% (1-month LIBOR +2.750%, 3-month LIBOR +2.750%), 11/6/2023	2,218,240
5,774,966		Digi International, Inc., Term Loan B, 5.500% (1-month LIBOR +5.000%), 11/1/2028	5,774,966
4,889,291		Dun & Bradstreet Corp. (The), Term Loan–1st Lien, 3.697% (1-month LIBOR +3.250%), 2/6/2026	4,852,181
2,262,600		Dynatrace, LLC, 2018 Term Loan–1st Lien, 2.707% (1-month LIBOR +2.250%), 8/22/2025	2,236,444
4,974,964		E2open, LLC, 2020 Term Loan B–1st Lien, 4.000% (3-month LIBOR +3.500%), 2/4/2028	4,925,214
4,925,000		Epicor Software Corp., 2020 Term Loan–1st Lien, 4.000% (1-month LIBOR +3.250%), 7/30/2027	4,892,224
8,689,769		Finastra USA, Inc., Term Loan–1st Lien, 4.500% (3-month LIBOR +3.500%), 6/13/2024	8,593,008
4,500,000		Finastra USA, Inc., Term Loan–2nd Lien, 8.250% (3-month LIBOR +7.250%), 6/13/2025	4,438,822
3,930,000		Fiserv Investment Solutions, Inc., 2020 Term Loan B–1st Lien, 4.488% (3-month LIBOR +4.000%), 2/18/2027	3,913,632
13,593,031		Gainwell Acquisition Corp., Term Loan B–1st Lien, 5.006% (3-month LIBOR +4.000%), 10/1/2027	13,593,031
3,930,000		Go Daddy Operating Co., LLC, 2021 Term Loan B4–1st Lien, 2.457% (1-month LIBOR +2.000%), 8/10/2027	3,901,134
12,857,449		GoTo Group, Inc., Term Loan B–1st Lien, 5.218% (1-month LIBOR +4.750%), 8/31/2027	12,654,559
5,940,000		Greeneden U.S. Holdings II, LLC, 2020 Term Loan B4–1st Lien, 4.750% (1-month LIBOR +4.000%), 12/1/2027	5,938,159
6,199,364		Hyland Software, Inc., 2018 Term Loan–1st Lien, 4.250% (1-month LIBOR +3.500%), 7/1/2024	6,176,116
6,280,000		Hyland Software, Inc., 2021 Term Loan–2nd Lien, 7.000% (1-month LIBOR +6.250%), 7/7/2025	6,225,050
2,000,000	[2]	II-VI, Inc., 2021 Term Loan B, TBD, 12/1/2028	1,990,000
3,462,519		Ivanti Software, Inc., 2021 Add On Term Loan B–1st Lien, 4.750% (3-month LIBOR +4.000%), 12/1/2027	3,410,581
7,960,000		Ivanti Software, Inc., 2021 Term Loan B–1st Lien, 5.000% (3-month LIBOR +4.250%), 12/1/2027	7,865,475
223,307		Marcel LUX IV S.a.r.l., 2020 Term Loan B–1st Lien, 4.750% (1-month LIBOR +4.000%), 12/31/2027	222,888
3,500,000		McAfee, LLC, 2022 Term Loan B, 4.500% (SOFR +4.000%), 3/1/2029	3,480,312
2,000,000		Mediaocean, LLC, 2021 Term Loan–1st Lien, 4.000% (1-month LIBOR +3.500%), 12/15/2028	1,984,000
1,000,000		Mitchell International, Inc., 2021 Term Loan–2nd Lien, 7.000% (3-month LIBOR +6.500%), 10/15/2029	992,815
10,000,000		Mitchell International, Inc., 2021 Term Loan B–1st Lien, 4.250% (1-month LIBOR +3.750%), 10/15/2028	9,854,000
4,785,223		MLN US HoldCo, LLC, 2018 Term Loan–1st Lien, 4.742% (1-month LIBOR +4.500%), 11/30/2025	4,614,749
1,000,000		MLN US HoldCo, LLC, 2018 Term Loan–2nd Lien, 8.992% (1-month LIBOR +8.750%), 11/30/2026	919,500
2,922,556		NCR Corp., 2019 Term Loan–1st Lien, 2.800% (3-month LIBOR +2.500%), 8/28/2026	2,895,172
6,000,000		NEXUS Buyer, LLC, 2021 Term Loan–2nd Lien, 6.750% (1-month LIBOR +6.250%), 10/29/2029	5,955,000
2,942,374		NEXUS Buyer, LLC, Term Loan B–1st Lien, 4.207% (1-month LIBOR +3.750%), 11/9/2026	2,917,731
2,297,652		Optiv Security, Inc., Term Loan–1st Lien, 4.250% (6-month LIBOR +3.250%), 2/1/2024	2,252,779

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 2,000,000		Optiv Security, Inc., Term Loan–2nd Lien, 8.250% (6-month LIBOR +7.250%), 2/1/2025	$ 1,982,000
2,000,000		Ping Identity Corp., 2021 Term Loan B–1st Lien, 4.250% (SOFR +3.750%), 11/22/2028	1,992,500
7,900,000		Planview Parent, Inc., Term Loan–1st Lien, 5.006% (3-month LIBOR +4.000%), 12/17/2027	7,821,000
2,918,063		Project Alpha Intermediate Holding, Inc., 2021 Term Loan B–1st Lien, 4.300% (3-month LIBOR +4.000%), 4/26/2024	2,904,085
5,119,361		Project Boost Purchaser, LLC, 2019 Term Loan B–1st Lien, 3.957% (1-month LIBOR +3.500%), 6/1/2026	5,074,566
2,481,250		Project Boost Purchaser, LLC, 2021 Incremental Term Loan–1st Lien, 4.000% (1-month LIBOR +3.500%), 5/30/2026	2,460,569
5,855,925		Project Leopard Holdings, Inc., 2019 Term Loan–1st Lien, 5.750% (3-month LIBOR +4.750%), 7/7/2024	5,838,357
5,940,000		Rackspace Technology Global, Inc., 2021 Term Loan B, 3.500% (3-month LIBOR +2.750%), 2/15/2028	5,839,228
4,873,725		Renaissance Holding Corp., 2018 Term Loan–1st Lien, 3.707% (1-month LIBOR +3.250%), 5/30/2025	4,827,279
3,500,000		Renaissance Holding Corp., 2018 Term Loan–2nd Lien, 7.457% (1-month LIBOR +7.000%), 5/29/2026	3,478,668
2,750,000	[2]	Renaissance Holding Corp., 2022 Incremental Term Loan–1st Lien, TBD, 3/17/2027	2,743,125
4,837,500		Rocket Software, Inc., 2018 Term Loan–1st Lien, 4.707% (1-month LIBOR +4.250%), 11/28/2025	4,784,602
2,970,000		Rocket Software, Inc., 2021 Incremental Term Loan B–1st Lien, 4.750% (1-month LIBOR +4.250%), 11/28/2025	2,936,588
2,917,500		S2P Acquisition Borrower, Inc., Term Loan–1st Lien, 4.457% (1-month LIBOR +4.000%), 8/14/2026	2,905,465
1,085,087		Science Applications International Corp., 2020 Incremental Term Loan B–1st Lien, 2.332% (1-month LIBOR +1.875%), 3/12/2027	1,077,285
1,940,000		Severin Acquisition, LLC, 2018 Term Loan B–1st Lien, 3.455% (1-month LIBOR +3.000%), 8/1/2025	1,921,289
1,477,584		Sophia, L.P., 2021 Term Loan B–1st Lien, 4.256% (3-month LIBOR +3.250%), 10/7/2027	1,465,889
3,500,000	[2]	Sophia, L.P., 2022 Incremental Term Loan B–1st Lien, TBD, 10/7/2027	3,478,125
1,274,510	[2]	SS&C Technologies, Inc., 2022 Term Loan B6, TBD, 3/22/2029	1,264,422
1,725,490	[2]	SS&C Technologies, Inc., 2022 Term Loan B7, TBD, 3/22/2029	1,711,833
992,513		Tempo Acquisition, LLC, 2022 Term Loan B–1st Lien, 3.500% (SOFR +3.000%), 8/31/2028	987,922
5,000,000		Tibco Software, Inc., 2020 Term Loan–2nd Lien, 7.710% (1-month LIBOR +7.250%), 3/3/2028	4,998,975
7,401,686		Tibco Software, Inc., 2020 Term Loan B3–1st Lien, 4.210% (1-month LIBOR +3.750%), 6/30/2026	7,373,930
1,731,935		Trans Union, LLC, 2021 Term Loan B6–1st Lien, 2.750% (1-month LIBOR +2.250%), 12/1/2028	1,721,830
6,946,344		Ultimate Software Group, Inc. (The), 2021 Term Loan–1st Lien, 3.750% (3-month LIBOR +3.250%), 5/4/2026	6,899,769
3,250,000		Ultimate Software Group, Inc. (The), 2021 Term Loan–2nd Lien, 5.750% (3-month LIBOR +5.250%), 5/3/2027	3,235,278
2,416,515		Ultimate Software Group, Inc. (The), Term Loan B–1st Lien, 4.756% (3-month LIBOR +3.750%), 5/4/2026	2,410,474
8,857,662		Veritas US, Inc., 2021 Term Loan B–1st Lien, 6.006% (3-month LIBOR +5.000%), 9/1/2025	8,312,916
5,361,327		VS Buyer, LLC, Term Loan B–1st Lien, 3.457% (1-month LIBOR +3.000%), 2/28/2027	5,325,594
2,955,000		Weld North Education, LLC, 2021 Term Loan B–1st Lien, 4.250% (1-month LIBOR +3.750%), 12/21/2027	2,935,793
		TOTAL	317,815,989
		Transportation Services—0.9%
2,940,281		Buckeye Partners, L.P., 2021 Term Loan B–1st Lien, 2.707% (1-month LIBOR +2.250%), 11/1/2026	2,922,830
1,457,132		First Student Bidco, Inc., Term Loan B–1st Lien, 3.983% (3-month LIBOR +3.000%), 7/21/2028	1,447,217
539,216		First Student Bidco, Inc., Term Loan C–1st Lien, 3.983% (3-month LIBOR +3.000%), 7/21/2028	535,546
3,920,000		Genesee & Wyoming, Inc. (New), Term Loan–1st Lien, 3.006% (3-month LIBOR +2.000%), 12/30/2026	3,882,642
1,000,000		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 4.750% (3-month LIBOR +3.750%), 10/20/2027	1,035,310
6,947,500		United Airlines, Inc., 2021 Term Loan B–1st Lien, 4.500% (3-month LIBOR +3.750%), 4/21/2028	6,877,539
		TOTAL	16,701,084
		Utility - Electric—0.5%
3,539,841		Calpine Construction Finance Co., L.P., 2017 Term Loan B–1st Lien, 2.457% (1-month LIBOR +2.000%), 1/15/2025	3,486,743
3,935,113		Calpine Corp., 2020 Term Loan B5–1st Lien, 2.960% (1-month LIBOR +2.500%), 12/16/2027	3,909,810
1,657,804		Vistra Operations Co., LLC, Term Loan B3–1st Lien, 2.190%–2.207% (1-month LIBOR +1.750%), 12/31/2025	1,643,299
		TOTAL	9,039,852
		Wireless Communications—0.6%
4,423,125		Hunter Holdco 3 Ltd., Term Loan B–1st Lien, 5.256% (3-month LIBOR +4.250%), 8/19/2028	4,412,067
3,900,733		Iridium Satellite, LLC, 2021 Term Loan B2–1st Lien, 3.250% (1-month LIBOR +2.500%), 11/4/2026	3,874,832

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Wireless Communications—continued
$ 2,000,000		Titan AcquisitionCo New Zealand Ltd., 2021 Term Loan, 5.006% (3-month LIBOR +4.000%), 10/18/2028	$ 1,988,330
		TOTAL	10,275,229
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $1,457,495,941)	1,446,912,763
		CORPORATE BONDS—15.3%
		Aerospace/Defense—0.3%
63,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2025	68,513
3,000,000		TransDigm, Inc., Sec. Fac. Bond, 144A, 8.000%, 12/15/2025	3,140,730
2,000,000		TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	2,020,600
		TOTAL	5,229,843
		Airlines—0.3%
4,975,000		American Airlines, Inc./Advantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	5,019,302
		Automotive—0.6%
7,025,000		Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	6,116,808
2,000,000		KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	2,027,400
4,000,000		Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	3,652,440
		TOTAL	11,796,648
		Building Materials—0.4%
2,125,000		Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	1,916,623
2,500,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	2,371,987
3,475,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	3,418,305
		TOTAL	7,706,915
		Cable Satellite—1.0%
5,500,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	5,417,913
5,000,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.250%, 12/1/2026	4,771,875
6,000,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	5,771,430
2,800,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	2,730,000
		TOTAL	18,691,218
		Chemicals—0.9%
3,800,000		Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	3,412,666
250,000		INEOS Quattro Finance 2, Sec. Fac. Bond, 144A, 3.375%, 1/15/2026	233,075
1,125,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,103,867
3,000,000		Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	2,730,600
7,200,000		Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	6,146,532
2,000,000		WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	1,959,400
		TOTAL	15,586,140
		Consumer Cyclical Services—0.4%
3,750,000		Allied Universal Holdings Co. Llc / Allied Universal Finance Corp., Sec. Fac. Bond, 144A, 4.625%, 6/1/2028	3,548,381
625,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	600,322
4,000,000		Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	3,267,680
		TOTAL	7,416,383
		Consumer Products—0.4%
4,000,000		BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	3,775,400
3,575,000		Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	3,546,436
		TOTAL	7,321,836
		Diversified Manufacturing—0.2%
750,000		CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	774,124
2,075,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	2,160,926
		TOTAL	2,935,050

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—0.4%
$ 5,150,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	$ 5,004,178
2,850,000	United Wholesale Mortgage LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	2,650,500
	TOTAL	7,654,678
	Food & Beverage—0.1%
2,275,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	2,192,486
	Gaming—1.3%
3,200,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	3,118,256
1,925,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,989,911
16,000,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	15,919,360
675,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	666,225
2,000,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2028	2,076,500
	TOTAL	23,770,252
	Health Care—2.1%
5,000,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	4,659,575
5,000,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	5,212,925
2,375,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	2,385,521
2,875,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	2,857,865
3,400,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	3,519,340
2,525,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	2,444,705
4,000,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	3,705,100
4,025,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	3,866,778
10,000,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	9,047,900
1,000,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	1,017,355
	TOTAL	38,717,064
	Independent Energy—0.3%
2,000,000	EQT Corp., Sr. Unsecd. Note, 6.625%, 2/1/2025	2,115,000
650,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	667,085
3,150,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	3,540,915
	TOTAL	6,323,000
	Industrial - Other—0.3%
2,000,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	1,845,800
1,000,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	898,885
2,475,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	2,450,819
	TOTAL	5,195,504
	Insurance - P&C—0.7%
2,000,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	1,989,910
4,000,000	NFP Corp., Sec. Fac. Bond, 144A, 4.875%, 8/15/2028	3,827,660
6,775,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	6,478,729
800,000	Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	757,000
	TOTAL	13,053,299
	Leisure—0.1%
2,000,000	Live Nation Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 5/15/2027	2,132,140
	Media Entertainment—0.9%
6,000,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	5,641,380
6,653,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	6,662,115
3,000,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	3,087,375
1,050,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	991,935
875,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	902,667
	TOTAL	17,285,472

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—0.2%
$ 2,126,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 4.500%, 4/1/2026	$ 2,069,650
1,725,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	1,779,372
		TOTAL	3,849,022
		Midstream—0.5%
2,000,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	2,040,040
3,375,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	3,657,589
2,275,000		EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	2,324,367
575,000		Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	594,447
		TOTAL	8,616,443
		Oil Field Services—0.3%
2,825,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	2,939,243
2,000,000		USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	2,021,360
		TOTAL	4,960,603
		Packaging—0.7%
3,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 4/30/2025	3,001,140
2,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	1,851,010
7,000,000		Clydesdale Acquisition Holdings, Inc., 144A, 6.625%, 4/15/2029	7,087,500
		TOTAL	11,939,650
		Pharmaceuticals—1.2%
3,125,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	3,148,578
2,750,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	2,269,561
5,000,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	3,901,150
5,708,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	5,761,512
4,000,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	2,275,000
2,875,000		Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	2,626,902
525,000		Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	494,868
2,000,000		Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	1,869,640
		TOTAL	22,347,211
		Retailers—0.2%
3,350,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	3,444,989
		Technology—1.2%
3,000,000		Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	3,114,810
2,800,000		Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	2,848,678
1,175,000		Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	1,139,656
1,075,000		II-VI, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,052,344
1,000,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	935,230
1,900,000		McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	1,825,188
2,750,000		Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	2,671,295
5,000,000		NCR Corp., 144A, 5.125%, 4/15/2029	4,812,725
4,000,000		Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	3,637,820
		TOTAL	22,037,746
		Transportation Services—0.3%
4,700,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	4,719,529
		TOTAL CORPORATE BONDS (IDENTIFIED COST $289,959,228)	279,942,423
	[1]	ASSET-BACKED SECURITIES—4.8%
		Finance Companies—4.6%
1,000,000		Aimco 2020-12A, Class ER, 6.333%, 1/17/2032	994,595
2,000,000		Anchorage Capital CLO, LTD. 2020-15A, Class DR, 3.654% (3-month USLIBOR +3.400%), 7/20/2034	1,988,069
1,000,000		Anchorage Capital CLO, LTD., 2016-9A, Class DR2, 3.841% (3-month USLIBOR +3.600%), 7/15/2032	1,004,183

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES—continued
		Finance Companies—continued
$ 3,000,000		Anchorage Capital CLO, LTD., 2016-9A, Class ER2, 7.061% (3-month USLIBOR +6.820%), 7/15/2032	$ 2,926,479
2,000,000		Anchorage Capital CLO, LTD., 2020-15A, Class ER, 7.654% (3-month USLIBOR +7.400%), 7/20/2034	1,966,216
1,600,000		Ballyrock LTD., 2020-14A, Class C, 3.854% (3-month USLIBOR +3.600%), 1/20/2034	1,529,807
2,500,000		Dryden Senior Loan Fund 2018-61A, Class DR, 3.341% (3-month USLIBOR +3.100%), 1/17/2032	2,472,423
2,250,000		Dryden Senior Loan Fund 2021-87A, Class D, 3.430% (3-month USLIBOR +2.950%), 5/20/2034	2,209,286
2,000,000		Dryden Senior Loan Fund 2021-87A, Class E, 6.630% (3-month USLIBOR +6.150%), 5/20/2034	1,929,384
500,000		Dryden Senior Loan Fund 2021-90A, Class D, 3.160% (3-month USLIBOR +3.000%), 2/20/2035	492,371
1,925,000		Dryden Senior Loan Fund 2021-90A, Class E, 6.410% (3-month USLIBOR +6.250%), 2/20/2035	1,833,850
3,200,000		Dryden Senior Loan Fund 2021-93A, Class E, 6.410% (3-month USLIBOR +6.250%), 1/15/2034	3,119,225
3,000,000		Dryden Senior Loan Fund 2022-97A, Class E, 1.000% (3-month Constant Maturity Treasury Yield Curve +6.750%), 4/20/2035	2,980,803
3,000,000		Elmwood CLO, X, LTD., 2021-3A, Class E, 6.104% (3-month USLIBOR +5.850%), 10/20/2034	2,872,637
500,000		Elmwood CLO, XI, LTD., 2021-4A, Class D, 3.087% (3-month USLIBOR +2.950%), 10/20/2034	490,635
1,750,000		Elmwood CLO, XI, LTD., 2021-4A, Class E, 6.137% (3-month USLIBOR +6.000%), 10/20/2034	1,690,464
750,000		GoldenTree Loan Management US 2020-7A, Class CR, 2.304% (3-month USLIBOR +2.050%), 4/20/2034	743,580
3,500,000		GoldenTree Loan Management US 2020-7A, Class DR, 3.404% (3-month USLIBOR +3.150%), 4/20/2034	3,460,978
1,750,000		Magnetite CLO, LTD., 2020-28A, Class ER, 6.380% (3-month USLIBOR +6.150%), 1/20/2035	1,655,385
750,000		Magnetite CLO, LTD., 2021-30A, Class D, 3.082% (3-month USLIBOR +2.950%), 10/25/2034	735,969
2,425,000		Magnetite CLO, LTD., 2021-30A, Class E, 6.332% (3-month USLIBOR +6.200%), 10/25/2034	2,370,264
1,000,000		Magnetite CLO, LTD., 2021-31A, Class D, 3.241% (3-month USLIBOR +3.000%), 7/15/2034	985,603
3,000,000		Magnetite CLO, LTD., 2021-31A, Class E, 6.241% (3-month USLIBOR +6.000%), 7/15/2034	2,882,939
1,250,000		Neuberger Berman CLO, LTD., 2020-39A, Class C, 2.504% (3-month USLIBOR +2.250%), 1/20/2032	1,247,357
1,000,000		Neuberger Berman CLO, LTD., 2020-39A, Class D, 3.854% (3-month USLIBOR +3.600%), 1/20/2032	1,008,435
2,500,000		OCP CLO, LTD., 2019-16A, Class DR, 3.381% (3-month USLIBOR +3.150%), 4/10/2033	2,438,194
1,000,000		OCP CLO, LTD., 2020-18A, Class CR, 2.204% (3-month USLIBOR +1.950%), 7/20/2032	984,498
2,750,000		OCP CLO, LTD., 2020-18A, Class DR, 3.454% (3-month USLIBOR +3.200%), 7/20/2032	2,704,450
2,750,000		OCP CLO, LTD., 2020-8RA, Class C, 3.991% (3-month USLIBOR +3.750%), 1/17/2032	2,721,728
1,000,000		OSD CLO, LTD., 2021-23A, Class D, 3.915% (3-month USLIBOR +2.950%), 4/17/2031	983,996
3,000,000		OSD CLO, LTD., 2021-23A, Class E, 6.965% (3-month USLIBOR +6.000%), 4/17/2031	2,788,479
1,000,000		Parallel LTD., 2020-1A, Class CR, 3.654% (3-month USLIBOR +3.400%), 7/20/2034	966,558
2,000,000		Parallel LTD., 2020-1A, Class DR, 6.754% (3-month USLIBOR +6.500%), 7/20/2034	1,907,592
3,500,000		Parallel LTD., 2021-1A, Class D, 3.691% (3-month USLIBOR +3.450%), 7/15/2034	3,383,261
950,000		Parallel LTD., 2021-1A, Class E, 6.711% (3-month USLIBOR +6.470%), 7/15/2034	921,193
1,250,000		Pikes Peak CLO, 2021-7A, Class D, 3.898% (3-month USLIBOR +3.400%), 2/25/2034	1,246,199
2,000,000		Pikes Peak CLO, 2021-9A, Class E, 6.712% (3-month USLIBOR +6.580%), 10/27/2034	1,934,348
1,000,000		Rockland Park CLO, LTD., 2021-1A, Class C, 2.154% (3-month USLIBOR +1.900%), 4/20/2034	978,119
2,000,000		Rockland Park CLO, LTD., 2021-1A, Class E, 6.504% (3-month USLIBOR +6.250%), 4/20/2034	1,945,084
3,000,000	[2]	Stratus CLO, LTD., 2021-2A, Class E, TBD, 12/28/2029	2,884,140
3,250,000		Symphony CLO, LTD., 2016 - 18A, Class DR, 3.509% (3-month USLIBOR +3.250%), 7/23/2033	3,232,574
2,000,000		Symphony CLO, LTD., 2016 - 18A, Class ER, 7.329% (3-month USLIBOR +7.070%), 7/23/2033	1,962,154
1,000,000		Symphony CLO, LTD., 2021-29A, Class D, 3.391% (3-month USLIBOR +3.150%), 1/15/2034	992,336
3,000,000		Symphony CLO, LTD., 2021-29A, Class E, 6.491% (3-month USLIBOR +6.250%), 1/15/2034	2,863,514
		TOTAL	83,429,354
		Other—0.2%
4,000,000		Symphony Static CLO I, LTD., 2021-1A, Class E1, 5.479% (3-month USLIBOR +5.350%), 10/25/2029	3,764,272
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $89,521,000)	87,193,626
		COMMON STOCKS—0.0%
		Consumer Cyclical Services—0.0%
46,202	[3]	Constellis Holdings LLC	16,748

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Midstream—0.0%
31,464	[3]	Summit Midstream Partners LP	$ 468,185
		TOTAL COMMON STOCKS (IDENTIFIED COST $674,294)	484,933
		WARRANT—0.0%
		Health Care—0.0%
148	[3,4]	Carestream Health, Inc., Warrants (IDENTIFIED COST $0)	1
		EXCHANGE-TRADED FUNDS—1.0%
400,000		Invesco Senior Loan ETF	8,708,000
225,000		SPDR Blackstone Senior Loan ET	10,116,000
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $18,795,375)	18,824,000
		INVESTMENT COMPANY—3.8%
70,161,067		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.34%[5] (IDENTIFIED COST $70,116,270)	70,133,002
		TOTAL INVESTMENT IN SECURITIES—103.7% (IDENTIFIED COST $1,926,562,108)	1,903,490,748
		OTHER ASSETS AND LIABILITIES - NET—(3.7)%[6]	(67,501,502)
		TOTAL NET ASSETS—100%	$1,835,989,246
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 6/30/2021	$103,423,369
Purchases at Cost	$716,305,264
Proceeds from Sales	$(749,567,746)
Change in Unrealized Appreciation/Depreciation	$(19,539)
Net Realized Gain/(Loss)	$(8,346)
Value as of 3/31/2022	$70,133,002
Shares Held as of 3/31/2022	70,161,067
Dividend Income	$33,618
Gain Distributions Received	$12,031

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled loan commitments at March 31, 2022, where the rate will be determined at time of settlement.
3	Non-income-producing security.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.

◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$1,446,912,763	$—	$1,446,912,763
Corporate Bonds	—	279,942,423	—	279,942,423
Asset-Backed Securities	—	87,193,626	—	87,193,626
Warrant	—	—	1	1
Exchange-Traded Funds	18,824,000	—	—	18,824,000
Equity Securities:
Common Stocks
Domestic	484,933	—	—	484,933
Investment Company	70,133,002	—	—	70,133,002
TOTAL SECURITIES	$89,441,935	$1,814,048,812	$1	$1,903,490,748

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind
SOFR	—Secured Overnight Financing Rate
SPDR	—Standard & Poor’s Depositary Receipt
TBD	—To Be Determined